Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2021
Registrant Name	dei_EntityRegistrantName	COMMUNITY CAPITAL TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001078195
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 19, 2021
Document Effective Date	dei_DocumentEffectiveDate	Nov. 19, 2021
Prospectus Date	rr_ProspectusDate	Oct. 01, 2021
CCM Community Impact Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

COMMUNITY CAPITAL TRUST

CCM Community Impact Bond Fund

(The “Fund”)

CRA Shares (CRAIX)

Institutional Shares (CRANX)

Retail Shares (CRATX)

Supplement dated November 19, 2021

to the

Prospectus

dated October 1, 2021

and

Summary Prospectus

dated October 1, 2021

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The Board of Trustees of Community Capital Trust has approved the following changes with respect to the Fund: (1) a revision to the Fund’s investment objective to explain that the Fund will seek to achieve its investment objective through investments that Community Capital Management, LLC (the “Advisor”) believes will have a positive impact; and (2) the addition of a policy to invest, under normal circumstances, at least 80% of the Fund’s net assets in bonds that meet the Fund’s impact criteria, as determined by the Advisor’s impact methodology. The changes described above will become effective on January 18, 2022.

Revisions to the Fund’s Prospectus as a result of the changes are described below.

1.	Effective January 18, 2022, the section entitled “FUND SUMMARY – Investment Objective” and the section entitled “ADDITIONAL INFORMATION ABOUT THE FUND – Investment Objective” are superseded and replaced with the following:

The Fund’s investment objective is to provide a high level of current income consistent with the preservation of capital through investments that the Advisor believes will have a positive impact.

2.	Effective January 18, 2022, the first sentence in the section entitled “FUND SUMMARY – Principal Investment Strategy” and the first sentence in the section entitled “ADDITIONAL INFORMATION ABOUT THE FUND – Principal Investment Strategy” are superseded and replaced with the following:

The Fund will invest, under normal circumstances, at least 80% of its net assets in bonds, which include debt securities and other debt instruments, that meet the Fund’s impact criteria, as determined by the Advisor’s impact methodology.

Revisions to the Fund’s Summary Prospectus as a result of the changes are described below.

1.	Effective January 18, 2022, the section entitled “FUND SUMMARY – Investment Objective” is superseded and replaced with the following:

The Fund’s investment objective is to provide a high level of current income consistent with the preservation of capital through investments that the Advisor believes will have a positive impact.

2.	Effective January 18, 2022, the first sentence in the section entitled “FUND SUMMARY – Principal Investment Strategies” is superseded and replaced with the following:

The Fund will invest, under normal circumstances, at least 80% of its net assets in bonds, which include debt securities and other debt instruments, that meet the Fund’s impact criteria, as determined by the Advisor’s impact methodology.

Please keep this Prospectus Supplement and Summary Prospectus Supplement with your records.